Offerings	Sep. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Debt Securities (Floating Rate Notes due 2028)
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering Note	The filing fee paid with this filing pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), was originally deferred in accordance with Rule 456(b) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Debt Securities (4.050% Notes due 2028)
Amount Registered | shares	800,000
Proposed Maximum Offering Price per Unit	998.77
Maximum Aggregate Offering Price	$ 799,016,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 122,329.35
Offering Note	Please see Offering Note (1)
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Debt Securities (4.650% Notes due 2032)
Amount Registered | shares	700,000
Proposed Maximum Offering Price per Unit	999.83
Maximum Aggregate Offering Price	$ 699,881,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,151.78
Offering Note	Please see Offering Note (1)